Condensed Consolidated Balance Sheets (Current Period Unaudited) (Parentheticals) - $ / shares	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized (in shares)	10,000,000	10,000,000	10,000,000
Preferred stock, shares issued (in shares)	0	0	0
Preferred stock, shares outstanding (in shares)	0	0	0
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized (in shares)	100,000,000	100,000,000	100,000,000
Common stock, shares issued (in shares)	6,631,308	6,631,308	5,077,483
Common stock, shares outstanding (in shares)	6,631,308	6,631,308	5,077,483